CONDENSED CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION (Unaudited) - CAD ($)	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Current
Cash	$ 143,375	$ 337,099	$ 139,021
Receivables	13,195	18,083	20,021
Prepaid expenses	35,718	165,118	9,566
Total Current Assets	192,288	520,300	168,608
Mineral property	4,540,097	3,789,854	563,031
Assets	4,732,385	4,310,154	731,639
Current
Accounts payable and accrued liabilities	124,894	276,407	183,996
Due to related parties	31,029	20,385
Loan from related parties	37,494	38,079	43,214
Total Current Liabilities	193,417	334,871	227,210
Stockholders' deficit
Capital stock, $0.001 par value, 400,000,000 shares authorized; Jan 31, 2018 - 80,944,982; July 31, 2017 - 66,707,655; July 31, 2016 - 32,866,261 shares issued and outstanding	80,945	66,708	32,867
Additional paid-in-capital	12,169,737	10,103,162	2,475,194
Cumulative translation adjustment	(166,663)	(166,663)	(166,663)
Deficit	(7,545,051)	(6,027,924)	(1,836,969)
Total stockholders' deficit	4,538,968	3,975,283	504,429
Total liabilities and stockholders' deficit	$ 4,732,385	$ 4,310,154	$ 731,639